Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance, beginning of the year	$ 923,217	$ 35,000
Provision for doubtful accounts		923,217	$ 35,000
Uncollectible receivables written-off	923,217	888,217
Balance, end of the year		$ 923,217	$ 35,000